Fair Value Measurements (Level 3 Measurements And Sensitivity Analysis) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012
Congestion Revenue Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value	$ 80,000,000
Liabilities, Fair Value	16,000,000
Fair value measurement Valuation technique	Market approach
Fair value measurement Unobservable Input	CRR auction prices
Power Purchase Agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value	0
Liabilities, Fair Value	$ 145,000,000
Fair value measurement Valuation technique	Discounted cash flow
Fair value measurement Unobservable Input	Forward prices
Minimum [Member] | CRR Auction Prices [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	(9.04)	[1]
Minimum [Member] | Forward Prices [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	8.59	[1]
Maximum [Member] | CRR Auction Prices [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	55.15	[1]
Maximum [Member] | Forward Prices [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	62.9	[1]

[1]	Represents price per megawatt-hour